Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Other Charges
Acquisition-related costs	$ 1,146	$ 959	$ 2,095	$ 4,444
Contingent consideration accretion and adjustments	106	96	237	(59)
Restructuring plans	7	4,064	2	4,183
Other charges, total	$ 1,259	$ 5,119	$ 2,334	$ 8,568